Huntington VA Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                   May 2, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:    Huntington VA Funds (the "Trust")
            Huntington VA Dividend Capture Fund
            Huntington VA Growth Fund
            Huntington VA Income Equity Fund
            Huntington VA International Equity Fund
            Huntington VA Macro 100 Fund
            Huntington VA Mid Corp America Fund
            Huntington VA New Economy Fund
            Huntington VA Rotating Markets Fund
            Huntington VA Situs Small Cap Fund
            Huntington VA Mortgage Securities Fund 1933 Act File No.
            333-83397
            1940 Act File No. 811-09481


Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 1, 2006, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. The Registration Statement containing the definitive Prospectus and Statement of Additional Information was electronically filed under Rule 485(b) as Post-Effective Amendment No. 13 on April 28, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-8240.

                                                Very truly yours,




                                                /s/ Alicia G. Powell
                                                Alicia G. Powell
                                                Assistant Secretary